Note 15 - Income Taxes (Detail) (USD $)	12 Months Ended						36 Months Ended			12 Months Ended												24 Months Ended	48 Months Ended	12 Months Ended		36 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Enterprise Qualifying As A "High and New Technology Enterprise" ("the HNTE") [Member] PRC [Member]	Dec. 31, 2012 "Software Enterprises" - Preferential Rate For Three Years [Member] PRC [Member]	Dec. 31, 2012 Standard EIT Rate [Member] PRC [Member]	Dec. 31, 2012 Preferential Tax Rate - Software Enterprises [Member] PRC [Member] “CFO Success” [Member]	Dec. 31, 2014 Preferential Tax Rate - Software Enterprises [Member] PRC [Member] "CFO Qicheng" [Member]	Dec. 31, 2014 Preferential Tax Rate - Software Enterprises [Member] PRC [Member] "CFO Shenzhen Shangtong" [Member]	Dec. 31, 2011 Preferential Tax Rate - Software Enterprises [Member] PRC [Member] “CFO Zhengning" [Member]	Dec. 31, 2010 Preferential Tax Rate - Software Enterprises [Member] PRC [Member] “CFO Zhengning" [Member]	Dec. 31, 2012 Transition Tax Rate - Transition Rules of The EIT Law [Member] PRC [Member] "CFO Stockstar" [Member]	Dec. 31, 2011 Transition Tax Rate - Transition Rules of The EIT Law [Member] PRC [Member] "CFO Stockstar" [Member]	Dec. 31, 2010 Transition Tax Rate - Transition Rules of The EIT Law [Member] PRC [Member] "CFO Stockstar" [Member]	Dec. 31, 2012 Transition Tax Rate - Transition Rules of The EIT Law [Member] PRC [Member] "CFO Jujin" [Member]	Dec. 31, 2011 Transition Tax Rate - Transition Rules of The EIT Law [Member] PRC [Member] "CFO Jujin" [Member]	Dec. 31, 2010 Transition Tax Rate - Transition Rules of The EIT Law [Member] PRC [Member] "CFO Jujin" [Member]	Dec. 31, 2012 Transition Tax Rate - Transition Rules of The EIT Law [Member] PRC [Member] "CFO Newrand" [Member]	Dec. 31, 2011 Transition Tax Rate - Transition Rules of The EIT Law [Member] PRC [Member] "CFO Newrand" [Member]	Dec. 31, 2010 Transition Tax Rate - Transition Rules of The EIT Law [Member] PRC [Member] "CFO Newrand" [Member]	Dec. 31, 2010 Preferential Tax Rate - HNTE [Member] PRC [Member] "CFO Software" [Member]	Dec. 31, 2012 Preferential Tax Rate - HNTE [Member] PRC [Member] "CFO Software" [Member]	Dec. 31, 2013 Preferential Tax Rate - HNTE [Member] PRC [Member] "CFO Meining" [Member]	Dec. 31, 2010 Preferential Tax Rate - HNTE; Transition Rules of EIT Law [Member] PRC [Member] "CFO Genius" [Member]	Dec. 31, 2011 Transition Tax Rate - HNTE; Transition Rules of EIT Law [Member] PRC [Member] "CFO Genius" [Member]	Dec. 31, 2014 Transition Tax Rate - HNTE; Transition Rules of EIT Law [Member] PRC [Member] "CFO Genius" [Member]	Dec. 31, 2012 Company and Its Subsidiaries Registered Outside the PRC, But Deemed a Resident Enterprise [Member] PRC [Member]	Dec. 31, 2012 Hong Kong [Member]	Dec. 31, 2012 PRC [Member]	Dec. 31, 2012 Dividends Paid By PRC Subsidiaries [Member]	Dec. 31, 2012 Amount Avoided Due to Tax Holiday and Special Tax Concessions [Member]	Dec. 31, 2011 Amount Avoided Due to Tax Holiday and Special Tax Concessions [Member]	Dec. 31, 2010 Amount Avoided Due to Tax Holiday and Special Tax Concessions [Member]	Dec. 31, 2012 Company's Subsidiary Located in the PRC [Member]	Dec. 31, 2012 Company's VIEs and Its VIEs' Subsidiaries Located in The PRC [Member]
Profit Tax																												16.50%
Enterprise Income Tax ("EIT")				15.00%	12.50%	25.00%	12.50%	12.50%	12.50%	12.00%	11.00%	25.00%	24.00%	22.00%	25.00%	24.00%	22.00%	25.00%	24.00%	22.00%	7.50%	15.00%	15.00%	15.00%	24.00%	15.00%			25.00%
Income Tax Calculation, "Deemed-Profit Method," Percentage of Gross Revenues	2.50%
Income Tax Rate																											25.00%
Dividends, Withholding Tax, Percentage																														10.00%
Retained Earnings (Accumulated Deficit) (in Dollars)	$ (12,302,209)	$ (447,002)																																$ (1,324,268)
Retained Earnings, Unappropriated (in Dollars)																																			2,350,179
Deferred Tax Assets, Valuation Allowance (in Dollars)	9,662,474	9,589,899
Deferred Tax Assets, Operating Loss Carryforwards, Subject to Expiration (in Dollars)	31,400,000
Deferred Tax Assets, Operating Loss Carryforwards, Not Subject to Expiration (in Dollars)	13,700,000
Income Tax Expense, Amount Avoided (in Dollars)																															$ 39,026	$ 2,155,424	$ 4,208,756
Impact Of The Tax Holidays On Basic Net Income Per Ordinary Share (in Dollars per share)	$ 0.00	$ 0.02	$ 0.04